Components of Other Comprehensive Income (Loss) and Related Taxes (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Components Of Other Comprehensive Income Loss [Line Items]
Net unrealized gain on securities available-for-sale	$ 77	$ 546	$ 287	$ 1,648	$ 1,523	$ 121
Less reclassification adjustment for realized gains included in income					(104)	(139)
Other comprehensive gain (loss), before tax effect					1,419	(18)
Tax (benefit) expense			(51)	(38)	550	(7)
Other comprehensive income	$ 47	$ 335	$ 90	$ 946	$ 869	$ (11)